Guarantor Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Guarantor Condensed Consolidating Financial Information
Note 26. Guarantor Condensed Consolidating Financial Information
In connection with the issuance of the Notes by The Chemours Company (the Parent Issuer), this guarantor financial information is included in accordance with Rule 3-10 of Regulation S-X (“Rule 3-10”). The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured unsubordinated basis, in each case, subject to certain exceptions, by the Parent Issuer and by certain subsidiaries (together, the Guarantor Subsidiaries).
Each of the Guarantor Subsidiaries is 100% owned by the Company. None of the other subsidiaries of the Company, either direct or indirect, guarantee the Notes (together, the Non-Guarantor Subsidiaries). The Guarantor Subsidiaries of the Notes, excluding the Parent Issuer, will be automatically released from those guarantees upon the occurrence of certain customary release provisions.
The following condensed consolidating financial information is presented to comply with the Company’s requirements under Rule 3-10:
•
the Consolidating Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013;

•
the Consolidating Balance Sheets as of December 31, 2015 and 2014; and

•
the Consolidating Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.

Condensed consolidating financial information of the Parent Issuer for the year ended December 31, 2013 did not exist as the Parent Issuer was not organized until February 18, 2014. As discussed in Note 2, Chemours did not operate as a separate, stand-alone entity for the full period covered by the Consolidated Financial Statements. Prior to our spin-off on July 1, 2015, Chemours operations were included in DuPont’s financial results in different legal forms, including but not limited to wholly-owned subsidiaries for which Chemours was the sole business, components of legal entities in which Chemours operated in conjunction with other DuPont businesses and a majority owned joint venture. For periods prior to July 1, 2015, the accompanying Condensed Consolidated Financial Information has been prepared from DuPont’s historical accounting records and is presented on a stand-alone basis as if the business operations had been conducted independently from DuPont.
The Condensed Consolidating Financial Information is presented using the equity method of accounting for its investments in 100% owned subsidiaries. Under the equity method, the investments in subsidiaries are recorded at cost and adjusted for our share of the subsidiaries cumulative results of operations, capital contributions, distributions and other equity changes. The elimination entries principally eliminate investments in subsidiaries and intercompany balances and transactions. The financial information in this note should be read in conjunction with the Consolidated Financial Statements presented and other notes related thereto contained in this Registration Statement on Form S-4.
The Company revised its Condensed Consolidating Statement of Comprehensive Income and of Cash Flows for the year ended December 31, 2015 to correct the presentation of certain intercompany activities, which were improperly classified among the Parent Issuer, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries. These errors had no impact on the Condensed Consolidating Balance Sheet, Consolidated Financial Statements of the Company.
The Company assessed the materiality of these errors on the previously issued financial statements and concluded that the errors were not material to the Consolidated Financial Statements taken as a whole.
The impact of the revisions noted above is reflected in the following tables:
Condensed Consolidating Statements of Comprehensive (Loss) Income:
	Parent Issuer		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations and Adjustments
	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Year Ended December 31, 2015
Net sales	$—	$—	$4,067	$4,044	$3,200	$3,269	$(1,550)	$(1,596)
Cost of goods sold	—	—	4,123	3,708	2,246	2,650	(1,607)	(1,596)
Gross (loss) profit	—	—	(56)	336	954	619	57	—
Selling, general and administrative expense	15	15	460	426	170	204	(13)	(13)
Equity in earnings of subsidiaries	(15)	(47)	—	—	—	—	15	47
Interest expense and other income, net	(106)	(74)	192	91	(107)	(75)	(57)	(20)
(Loss) income before income taxes	(136)	(136)	(734)	(413)	654	321	28	40
(Benefit from) provision for income taxes	(46)	(46)	(114)	(89)	54	40	8	(3)
Net (loss) income	(90)	(90)	(620)	(324)	600	281	20	43
Comprehensive (loss) income attributable to Chemours	(82)	(82)	(620)	(324)	348	29	20	43
Condensed Consolidating Statements of Cash Flows:
	Parent Issuer		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations and Adjustments
	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Year Ended December 31, 2015
Cash flows from operating activities	$(119)	$(119)	$(125)	$171	$440	$121	$(14)	$9
Cash flows from investing activities	—	—	(446)	(446)	(253)	(253)	202	202
Cash flows from financing activities	119	119	666	370	90	409	(188)	(211)
Condensed Consolidating Statements of Comprehensive (Loss) Income
	Year Ended December 31, 2015
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Adjustments	Consolidated
Net sales	$—	$4,044	$3,269	$(1,596)	$5,717
Cost of goods sold	—	3,708	2,650	(1,596)	4,762
Gross (loss) profit	—	336	619	—	955
Selling, general and administrative expense	15	426	204	(13)	632
Research and development expense	—	95	2	—	97
Employee separation and asset related charges, net	—	295	38	—	333
Goodwill impairment	—	25	—	—	25
Total expenses	15	841	244	(13)	1,087
Equity in earnings of affiliates	—	1	21	—	22
Equity in net loss of subsidiaries	(47)	—	—	47	—
Interest expense, net	(131)	(1)	—	—	(132)
Intercompany interest income (expense), net	44	—	(44)	—	—
Other income (loss), net	13	92	(31)	(20)	54
(Loss) income before income taxes	(136)	(413)	321	40	(188)
(Benefit from) provision for income taxes	(46)	(89)	40	(3)	(98)
Net (loss) income	(90)	(324)	281	43	(90)
Less: Net income attributable to noncontrolling interests	—	—	—	—	—
Net (loss) income attributable to Chemours	$(90)	$(324)	$281	$43	$(90)
Comprehensive (loss) income attributable to Chemours	$(82)	$(324)	$29	$43	$(334)

Condensed Consolidating Statements of Comprehensive Income
	Year Ended December 31, 2014
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Adjustments	Consolidated
Net sales	$—	$4,593	$3,722	$(1,883)	$6,432
Cost of goods sold	—	3,863	3,093	(1,884)	5,072
Gross profit	—	730	629	1	1,360
Selling, general and administrative expense	—	429	256	—	685
Research and development expense	—	127	16	—	143
Employee separation and asset related charges, net	—	11	10	—	21
Total expenses	—	567	282	—	849
Equity in earnings of affiliates	—	—	20	—	20
Equity in earnings of subsidiaries	400	—	—	(400)	—
Other income (expense), net	—	80	(61)	—	19
Income before income taxes	400	243	306	(399)	550
Provision for income taxes	—	75	76	(2)	149
Net income	400	168	230	(397)	401
Less: Net income attributable to noncontrolling interests	—	—	1	—	1
Net income attributable to Chemours	$400	$168	$229	$(397)	$400
Comprehensive income attributable to Chemours	$400	$168	$229	$(397)	$400

Condensed Consolidating Statements of Comprehensive Income
	Year Ended December 31, 2013
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Adjustments	Consolidated
Net sales	$—	$5,066	$3,690	$(1,897)	$6,859
Cost of goods sold	—	4,250	3,053	(1,908)	5,395
Gross profit	—	816	637	11	1,464
Selling, general and administrative expense	—	492	276	—	768
Research and development expense	—	147	17	—	164
Employee separation and asset related charges, net	—	—	2	—	2
Total expenses	—	639	295	—	934
Equity in earnings of affiliates	—	—	22	—	22
Other income (expense), net	—	48	(24)	—	24
Income before income taxes	—	225	340	11	576
Provision for income taxes	—	72	77	3	152
Net income	—	153	263	8	424
Less: Net income attributable to noncontrolling interests	—	—	1	—	1
Net income attributable to Chemours	$—	$153	$262	$8	$423
Comprehensive income attributable to Chemours	$—	$153	$262	$8	$423

Condensed Consolidating Balance Sheets
	Year Ended December 31, 2015
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Adjustments	Consolidated
Assets
Current assets:
Cash	$—	$95	$271	$—	$366
Accounts and notes receivable–trade, net	—	344	515	—	859
Intercompany receivable	3	459	54	(516)	—
Inventories	—	493	501	(22)	972
Prepaid expenses and other	—	49	52	3	104
Total current assets	3	1,440	1,393	(535)	2,301
Property, plant and equipment	—	7,070	1,945	—	9,015
Less: Accumulated depreciation	—	(4,899)	(939)	—	(5,838)
Net property, plant and equipment	—	2,171	1,006	—	3,177
Goodwill	—	141	25	—	166
Other intangible assets, net	—	10	—	—	10
Investments in affiliates	—	9	127	—	136
Investment in subsidiaries	3,105	—	—	(3,105)	—
Intercompany notes receivable	1,150	—	—	(1,150)	—
Other assets	19	275	214	—	508
Total assets	$4,277	$4,046	$2,765	$(4,790)	$6,298
Liabilities and equity
Current liabilities:
Accounts payable	$—	$637	$336	$—	$973
Short-term borrowings and current maturities of long-term debt	15	24	—	—	39
Intercompany payable	202	54	260	(516)	—
Other accrued liabilities	21	287	146	—	454
Total current liabilities	238	1,002	742	(516)	1,466
Long-term debt	3,913	2	—	—	3,915
Other liabilities	—	456	97	—	553
Intercompany notes payable	—	—	1,150	(1,150)	—
Deferred income taxes	—	173	61	—	234
Total liabilities	4,151	1,633	2,050	(1,666)	6,168
Commitments and contingent liabilities
Equity
Total Chemours stockholder’s equity	126	2,413	711	(3,124)	126
Noncontrolling interests	—	—	4	—	4
Total equity	126	2,413	715	(3,124)	130
Total liabilities and equity	$4,277	$4,046	$2,765	$(4,790)	$6,298

Condensed Consolidating Balance Sheets
	Year Ended December 31, 2014
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Adjustments	Consolidated
Assets
Current assets:
Cash	$—	$—	$—	$—	$—
Accounts and notes receivable–trade, net	—	355	491	—	846
Intercompany receivable	—	316	42	(358)	—
Inventories	—	510	616	(74)	1,052
Prepaid expenses and other	—	12	16	15	43
Total current assets	—	1,193	1,165	(417)	1,941
Property, plant and equipment	—	7,107	2,175	—	9,282
Less: Accumulated depreciation	—	(4,848)	(1,126)	—	(5,974)
Net property, plant and equipment	—	2,259	1,049	—	3,308
Goodwill	—	170	28	—	198
Other intangible assets, net	—	11	—	—	11
Investments in affiliates	—	—	124	—	124
Investments in subsidiaries	3,669	—	—	(3,669)	—
Other assets	—	332	45	—	377
Total assets	$3,669	$3,965	$2,411	$(4,086)	$5,959
Liabilities and equity
Current liabilities:
Accounts payable	$—	$614	$432	$—	$1,046
Intercompany payable	—	42	316	(358)	—
Other accrued liabilities	—	248	104	—	352
Total current liabilities	—	904	852	(358)	1,398
Other liabilities	—	454	10	—	464
Deferred income taxes	—	380	44	—	424
Total liabilities	—	1,738	906	(358)	2,286
Commitments and contingent liabilities
Equity
Total Chemours stockholder’s equity	3,669	2,227	1,501	(3,728)	3,669
Noncontrolling interests	—	—	4	—	4
Total equity	3,669	2,227	1,505	(3,728)	3,673
Total liabilities and equity	$3,669	$3,965	$2,411	$(4,086)	$5,959

Condensed Consolidating Statements of Cash Flows
	Year Ended December 31, 2015
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Adjustments	Consolidated
Operating activities
Cash (used for) provided by operating activities	$(119)	$171	$121	$9	$182
Investing activities
Purchases of property, plant and equipment	—	(292)	(227)	—	(519)
Proceeds from sales of assets, net	—	6	6	—	12
Foreign exchange contract settlements	—	42	—	—	42
Investment in affiliates	—	—	(32)	—	(32)
Intercompany investing activities	—	(202)	—	202	—
Cash used for investing activities	—	(446)	(253)	202	(497)
Financing activities
Proceeds from issuance of debt, net	3,489	2	—	—	3,491
Intercompany short-term borrowings, net	202	—	—	(202)	—
Debt repayments	(8)	(2)	—	—	(10)
Dividends paid	(105)	—	—	—	(105)
Debt issuance costs	(79)	—	—	—	(79)
Cash provided at separation by DuPont	—	87	160	—	247
Net transfers (to) from DuPont	(3,380)	283	249	(9)	(2,857)
Cash provided by financing activities	119	370	409	(211)	687
Effect of exchange rate changes on cash	—	—	(6)	—	(6)
Increase in cash	—	95	271	—	366
Cash at beginning of year	—	—	—	—	—
Cash at end of year	$—	$95	$271	$—	$366

Condensed Consolidating Statements of Cash Flows
	Year Ended December 31, 2014
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Adjustments	Consolidated
Operating activities
Cash provided by operating activities	$—	$302	$208	$(5)	$505
Investing activities
Purchases of property, plant and equipment	—	(287)	(317)	—	(604)
Proceeds from sales of assets, net	—	30	2	—	32
Investment in affiliates	—	—	(8)	—	(8)
Other investing activities	—	20	—	—	20
Cash used for investing activities	—	(237)	(323)	—	(560)
Financing activities
Net transfers (to) from DuPont	—	(65)	115	5	55
Cash (used for) provided by financing activities	—	(65)	115	5	55
Effect of exchange rate changes on cash	—	—	—	—	—
Increase in cash	—	—	—	—	—
Cash at beginning of year	—	—	—	—	—
Cash at end of year	$—	$—	$—	$—	$—

	Year Ended December 31, 2013
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Adjustments	Consolidated
Operating activities
Cash provided by operating activities	$—	$388	$409	$1	$798
Investing activities
Purchases of property, plant and equipment	—	(200)	(238)	—	(438)
Proceeds from sales of assets, net	—	8	6	—	14
Cash used for investing activities	—	(192)	(232)	—	(424)
Financing activities
Net transfers to DuPont	—	(196)	(177)	(1)	(374)
Cash used for financing activities	—	(196)	(177)	(1)	(374)
Effect of exchange rate changes on cash	—	—	—	—	—
Increase in cash	—	—	—	—	—
Cash at beginning of year	—	—	—	—	—
Cash at end of year	$—	$—	$—	$—	$—